Inventories (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Inventories
Crude oil	$ 5,354,131	$ 5,971,109
Fuels and petrochemicals	3,073,856	3,241,154
Materials for goods production	2,928,486	2,667,771
Inventories, net	$ 11,356,473	$ 11,880,034